CONCENTRATIONS AND RISKS (Details - Concentration of revenue) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
DisclosureLineElements [Line Items]
Total revenue	$ 95,036	$ 66,876
Customer A [Member]
DisclosureLineElements [Line Items]
Total revenue	19,481	$ 8,731
Customer B [Member]
DisclosureLineElements [Line Items]
Total revenue	15,193
Customer C [Member]
DisclosureLineElements [Line Items]
Total revenue	$ 10,965